Fair Value Measurements (Details) - Schedule of fair value measurements using significant unobservable inputs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value measurements using significant unobservable inputs [Abstract]
Opening balance	$ 10,561	$ 5,964
Increase in contingent consideration due to acquisitions	3,098	2,222
Payment of contingent consideration	(1,816)	(728)
Increase in fair value of contingent consideration	3,476	3,812
Decrease in fair value of contingent consideration	(244)	(2,040)
Foreign currency translation adjustments	35	(683)
Amortization of interest and exchange rate	2,661	2,014
Closing balance	$ 17,771	$ 10,561